DWS Health and Wellness Fund Annual Fund Operating Expenses - Class ACIS [Member] - DWS Health and Wellness Fund	Jun. 15, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	June 30, 2027
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.77%
Distribution and Service (12b-1) Fees	0.24%
Other Expenses (as a percentage of Assets):	0.34%
Expenses (as a percentage of Assets)	1.35%
Fee Waiver or Reimbursement	(0.02%)
Net Expenses (as a percentage of Assets)	1.33%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.77%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.40%
Expenses (as a percentage of Assets)	2.17%
Fee Waiver or Reimbursement	(0.09%)
Net Expenses (as a percentage of Assets)	2.08%
INST Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.77%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.32%
Expenses (as a percentage of Assets)	1.09%
Fee Waiver or Reimbursement	(0.05%)
Net Expenses (as a percentage of Assets)	1.04%
Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.77%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.30%
Expenses (as a percentage of Assets)	1.07%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.07%